Document and Entity Information	Dec. 31, 2025	Feb. 28, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 28, 2025
Entity Registrant Name		CRITEO S.A.
Entity Incorporation, State or Country Code		I0
Entity File Number		001-36153
Entity Address, Address Line One		32 Rue Blanche
Entity Address, City or Town		Paris
Entity Address, Country		FR
Entity Address, Postal Zip Code		75009
Country Region		33
City Area Code		17
Local Phone Number		585 0939
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001576427
Amendment Flag		false
Current Fiscal Year End Date	--12-31